Rebecca D. Gilding	100 Summer Street	Tel. 617-824-1260
Assistant Vice President	Suite 1500	Fax 617-406-1977
	Boston, MA	Rebecca.Gilding@citi.com
02128
July 30, 2008
VIA EDGAR
Secretary
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	The Bjurman, Barry Funds File Nos. 333-16033 and 811-07921 Filing Pursuant to Rule 497(j)
Ladies and Gentlemen:
     This letter is being transmitted by means of electronic submission on behalf of The Bjurman, Barry Funds (the “Fund”) pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.
     Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as certification that the form of the prospectus and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 14 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on July 29, 2008.
     Questions related to this filing should be directed to my attention at (617) 824-1260.
Sincerely,
/s/Rebecca D. Gilding
Rebecca D. Gilding
Assistant Vice President
cc:	Kathy Pommet Andrew Hirsch, Esq. Michael Glazer, Esq.